UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	12-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

Capital Preservation Fund

December 31, 2010

Capital Preservation – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY BILLS(1) — 64.2%
U.S. Treasury Bills, 0.11%, 1/6/11	$425,000,000	$ 424,993,580
U.S. Treasury Bills, 0.16%, 1/13/11	265,000,000	264,986,028
U.S. Treasury Bills, 0.12%, 1/20/11	285,000,000	284,981,398
U.S. Treasury Bills, 0.14%, 1/27/11	290,000,000	289,969,981
U.S. Treasury Bills, 0.13%, 2/3/11	200,000,000	199,976,167
U.S. Treasury Bills, 0.15%, 2/10/11	185,000,000	184,969,678
U.S. Treasury Bills, 0.13%, 2/17/11	20,000,000	19,996,736
U.S. Treasury Bills, 0.18%, 3/3/11	30,000,000	29,991,053
U.S. Treasury Bills, 0.18%, 3/10/11	100,000,000	99,965,244
U.S. Treasury Bills, 0.18%, 3/31/11	100,000,000	99,955,500
U.S. Treasury Bills, 0.20%, 5/26/11	25,000,000	24,980,365
TOTAL U.S. TREASURY BILLS		1,924,765,730
U.S. TREASURY NOTES(1) — 30.9%
U.S. Treasury Notes, 0.875%, 1/31/11	120,000,000	120,055,906
U.S. Treasury Notes, 0.00%, 2/15/11	50,000,000	49,988,142
U.S. Treasury Notes, 5.00%, 2/15/11	235,000,000	236,393,677
U.S. Treasury Notes, 0.875%, 2/28/11	215,000,000	215,241,881
U.S. Treasury Notes, 4.50%, 2/28/11	50,000,000	50,344,211
U.S. Treasury Notes, 4.75%, 3/31/11	50,000,000	50,559,373
U.S. Treasury Notes, 0.875%, 4/30/11	25,000,000	25,054,897
U.S. Treasury Notes, 1.00%, 7/31/11	50,000,000	50,205,409
U.S. Treasury Notes, 4.625%, 8/31/11	25,000,000	25,720,197
U.S. Treasury Notes, 4.50%, 9/30/11	25,000,000	25,793,014
U.S. Treasury Notes, 1.75%, 11/15/11	15,000,000	15,194,866
U.S. Treasury Notes, 1.125%, 12/15/11	60,000,000	60,458,939
TOTAL U.S. TREASURY NOTES		925,010,512
TOTAL INVESTMENT SECURITIES — 95.1%		2,849,776,242
OTHER ASSETS AND LIABILITIES — 4.9%(2)		145,787,000
TOTAL NET ASSETS — 100.0%		$2,995,563,242

Notes to Schedule of Investments

(1)	The rates for U.S. Treasury Bills are the yield to maturity at purchase. The rates for U.S. Treasury Notes are the stated coupon rates.
(2)	Category includes amounts related to net securities sold, but not settled as of the period end.

Capital Preservation – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Securities are generally valued at amortized cost, which approximates current market value. When such valuations do not reflect market value, securities are valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •    Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •    Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •    Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional details on the fund’s portfolio holdings.

3. Federal Tax Information

As of December 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments	$2,849,776,242

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Ginnie Mae Fund

December 31, 2010

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 97.4%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.0%
GNMA, VRN, 1.88%, 4/1/11	$16,610,093	$ 16,848,072
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 96.4%
GNMA, 4.00%, settlement date 1/18/11(2)	30,000,000	30,210,930
GNMA, 4.50%, settlement date 1/18/11(2)	45,000,000	46,729,710
GNMA, 4.00%, 12/20/39 to 11/20/40	74,559,256	75,230,215
GNMA, 4.50%, 7/15/33 to 9/15/40(3)	268,482,674	280,006,904
GNMA, 5.00%, 6/15/33 to 6/20/40(3)	407,066,130	435,565,911
GNMA, 5.50%, 4/15/33 to 1/20/40(3)	365,880,163	395,901,187
GNMA, 6.00%, 7/20/16 to 2/20/39(3)	193,052,633	212,432,394
GNMA, 6.50%, 6/15/23 to 11/15/38(3)	48,732,523	55,189,703
GNMA, 7.00%, 5/15/17 to 12/20/29(3)	8,848,493	10,124,474
GNMA, 7.25%, 4/15/23 to 6/15/23(3)	58,884	67,251
GNMA, 7.50%, 6/15/13 to 11/15/31(3)	6,844,880	7,901,184
GNMA, 7.65%, 6/15/16 to 12/15/16(3)	78,365	86,700
GNMA, 7.75%, 11/15/22 to 6/20/23(3)	52,355	60,817
GNMA, 7.77%, 4/15/20 to 6/15/20(3)	221,423	255,093
GNMA, 7.85%, 9/20/22(3)	31,179	36,262
GNMA, 7.89%, 9/20/22(3)	13,726	15,982
GNMA, 7.98%, 6/15/19(3)	84,743	94,324
GNMA, 8.00%, 2/20/17 to 7/20/30(3)	2,057,623	2,411,985
GNMA, 8.15%, 2/15/21(3)	56,221	65,884
GNMA, 8.25%, 10/20/16 to 5/15/27(3)	483,116	550,765
GNMA, 8.35%, 11/15/20(3)	37,388	43,503
GNMA, 8.50%, 1/20/13 to 12/15/30(3)	1,673,854	1,969,447
GNMA, 8.75%, 1/15/17 to 7/15/27(3)	151,429	172,055
GNMA, 9.00%, 7/20/15 to 1/15/25(3)	1,024,994	1,173,981
GNMA, 9.25%, 9/15/16 to 3/15/25(3)	225,232	255,230
GNMA, 9.50%, 5/15/16 to 7/20/25(3)	427,193	498,077
GNMA, 9.75%, 8/15/17 to 11/20/21(3)	99,798	114,901
GNMA, 10.00%, 3/15/16 to 1/15/22(3)	58,247	63,603
GNMA, 10.25%, 5/15/12 to 2/15/19(3)	10,458	10,565
GNMA, 10.50%, 3/15/14 to 4/20/19(3)	59,390	63,273
GNMA, 11.00%, 2/15/16 to 6/15/20(3)	32,398	36,768
GNMA, 11.25%, 2/20/16(3)	1,811	2,054
GNMA, 11.50%, 5/15/13 to 10/20/18(3)	3,962	4,116
GNMA, 12.00%, 12/15/12(3)	2,546	2,572
GNMA, 12.25%, 2/15/14(3)	2,899	2,930
GNMA, 12.50%, 11/20/13 to 12/15/13(3)	6,757	6,828
GNMA, 13.00%, 2/15/11 to 8/15/15(3)	35,713	36,212
GNMA, 13.50%, 5/15/11 to 8/15/14(3)	14,839	15,233
GNMA, 13.75%, 8/15/14(3)	4,088	4,136
GNMA, 14.00%, 6/15/11 to 7/15/11(3)	32	32
GNMA, 14.50%, 10/15/12 to 12/15/12(3)	7,122	7,207
GNMA, 15.00%, 7/15/11 to 9/15/12(3)	5,336	5,426
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $1,515,515,022)	1,574,273,896

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 5.5%
GNMA, Series 1998-6, Class FA, VRN, 0.77%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.51% with a cap of 9.00%(3)	$ 3,034,895	$ 3,051,558
GNMA, Series 1998-17, Class F, VRN, 0.76%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 9.00%(3)	369,027	371,002
GNMA, Series 2000-22, Class FG, VRN, 0.46%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.20% with a cap of 10.00%(3)	143,677	143,646
GNMA, Series 2001-59, Class FD, VRN, 0.76%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	1,744,763	1,753,987
GNMA, Series 2001-62, Class FB, VRN, 0.76%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	3,547,531	3,563,569
GNMA, Series 2002-13, Class FA, VRN, 0.76%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	2,036,341	2,046,034
GNMA, Series 2002-24, Class FA, VRN, 0.76%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.50% with a cap of 8.50%(3)	3,624,334	3,648,106
GNMA, Series 2002-29, Class FA SEQ, VRN, 0.61%, 1/20/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 9.00%(3)	1,043,203	1,045,044
GNMA, Series 2002-31, Class FW, VRN, 0.66%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 8.50%(3)	1,098,132	1,101,962
GNMA, Series 2003-42, Class FW, VRN, 0.61%, 1/20/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.00%(3)	1,763,250	1,770,418
GNMA, Series 2003-66, Class EH, 5.00%, 5/20/32 (3)	17,650,000	18,830,716
GNMA, Series 2003-66, Class HF, VRN, 0.71%, 1/20/11, resets monthly off the 1-month LIBOR plus 0.45% with a cap of 7.50%	3,390,603	3,413,540
GNMA, Series 2003-85, Class A SEQ, 4.50%, 9/20/27	769,227	774,274
GNMA, Series 2003-86, Class BD SEQ, 5.50%, 4/20/30	542,780	543,367
GNMA, Series 2004-30, Class PB, 5.00%, 5/20/29	5,313,263	5,335,744
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33 (3)	22,223,224	23,819,043
GNMA, Series 2004-39, Class XF SEQ, VRN, 0.51%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.25% with a cap of 7.50%(3)	2,382,580	2,384,210
GNMA, Series 2009-45, Class AB, 5.00%, 12/20/29	4,952,433	5,043,395
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	10,000,000	9,933,818
TOTAL U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $85,050,838)		88,573,433
TEMPORARY CASH INVESTMENTS — 1.6%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(3)	209,930	209,930
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $25,728,375), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $25,188,168)		25,188,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $25,397,930)		25,397,930
TOTAL INVESTMENT SECURITIES — 104.5%
(Cost $1,625,963,790)		1,688,245,259
OTHER ASSETS AND LIABILITIES — (4.5)%		(72,522,352)
TOTAL NET ASSETS — 100.0%		$1,615,722,907

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
279	U.S. Long Bond	March 2011	$34,072,875	$(1,417,543)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
920	U.S. Treasury 2-Year Notes	March 2011	$201,393,750	$506,475

Notes to Schedule of Investments
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Forward commitment.
(3)	Security, or a portion thereof, has been segregated for forward commitments and/or futures contracts. At the period end, the aggregate value of securities pledged was $312,408,000.

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of  unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$1,574,273,896	–
U.S. Government Agency Collateralized Mortgage Obligations	–	88,573,433	–
Temporary Cash Investments	$209,930	25,188,000	–
Total Value of Investment Securities	$209,930	$1,688,035,329	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(911,068)	–	–

Ginnie Mae – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,626,020,030
Gross tax appreciation of investments	$66,006,820
Gross tax depreciation of investments	(3,781,591)
Net tax appreciation (depreciation) of investments	$62,225,229

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Government Bond Fund

December 31, 2010

Government Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(1) — 39.0%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.2%
FNMA, VRN, 5.78%, 12/1/12(2)	$ 2,494,172	$ 2,647,376
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 38.8%
FHLMC, 4.50%, 1/1/19(2)	2,503,640	2,643,687
FHLMC, 5.00%, 5/1/23(2)	14,761,176	15,762,168
FHLMC, 5.50%, 10/1/34(2)	3,556,661	3,816,330
FHLMC, 5.50%, 4/1/38(2)	37,145,161	39,636,545
FHLMC, 6.50%, 7/1/47(2)	156,776	173,097
FNMA, 6.00%, settlement date 1/18/11(3)	18,200,000	19,783,982
FNMA, 6.50%, settlement date 1/18/11(3)	15,170,000	16,860,029
FNMA, 4.50%, 6/1/18	1,440,969	1,526,977
FNMA, 4.50%, 5/1/19(2)	7,323,926	7,751,918
FNMA, 5.00%, 9/1/20(2)	760,312	812,346
FNMA, 4.50%, 11/1/20	657,461	695,881
FNMA, 6.50%, 3/1/32(2)	408,325	459,190
FNMA, 7.00%, 6/1/32(2)	402,410	458,774
FNMA, 6.50%, 8/1/32(2)	530,981	597,127
FNMA, 5.50%, 7/1/33(2)	5,823,223	6,277,752
FNMA, 5.00%, 11/1/33(2)	29,586,717	31,297,050
FNMA, 5.50%, 8/1/34	22,438,041	24,154,371
FNMA, 5.50%, 9/1/34(2)	1,136,915	1,223,880
FNMA, 5.50%, 10/1/34(2)	9,826,232	10,593,000
FNMA, 5.00%, 8/1/35(2)	5,655,741	5,972,080
FNMA, 5.50%, 1/1/36(2)	22,835,061	24,560,352
FNMA, 5.00%, 2/1/36(2)	2,646,560	2,794,589
FNMA, 5.50%, 4/1/36(2)	7,261,560	7,810,204
FNMA, 5.00%, 5/1/36(2)	12,749,724	13,462,847
FNMA, 5.50%, 12/1/36(2)	6,063,106	6,502,253
FNMA, 5.50%, 2/1/37(2)	21,389,459	22,938,687
FNMA, 6.50%, 8/1/37(2)	1,920,669	2,131,420
FNMA, 6.00%, 9/1/37	8,014,750	8,722,625
FNMA, 6.00%, 11/1/37	32,272,964	35,385,581
FNMA, 6.00%, 9/1/38	2,484,435	2,690,277
FNMA, 6.00%, 11/1/38	3,358,736	3,637,017
FNMA, 4.50%, 2/1/39	10,813,480	11,113,194
FNMA, 4.50%, 4/1/39	3,673,516	3,794,849
FNMA, 4.50%, 5/1/39	8,419,239	8,697,320
FNMA, 4.50%, 10/1/39	10,130,898	10,465,513
FNMA, 4.00%, 10/1/40	9,021,696	8,997,869
FNMA, 4.50%, 11/1/40	8,183,837	8,411,944
FNMA, 6.50%, 6/1/47(2)	134,771	148,338
FNMA, 6.50%, 8/1/47(2)	476,882	524,888
FNMA, 6.50%, 8/1/47(2)	545,514	600,428
FNMA, 6.50%, 9/1/47(2)	49,101	54,043
FNMA, 6.50%, 9/1/47(2)	159,783	175,867
FNMA, 6.50%, 9/1/47(2)	248,127	273,105
FNMA, 6.50%, 9/1/47(2)	472,722	520,309
FNMA, 6.50%, 9/1/47(2)	762,172	838,896

Government Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 6.00%, 4/1/48(2)	$ 3,737,590	$ 4,026,236
GNMA, 5.50%, 12/20/38	17,013,882	18,331,980
GNMA, 6.00%, 1/20/39	3,459,939	3,793,953
GNMA, 5.00%, 3/20/39	18,814,943	20,020,107
GNMA, 5.50%, 3/20/39	5,832,251	6,283,589
GNMA, 5.50%, 4/20/39	9,798,585	10,556,864
GNMA, 5.00%, 12/15/39	13,747,952	14,722,436
GNMA, 5.00%, 8/20/40	18,783,066	19,985,432
GNMA, 4.00%, 11/20/40	22,311,949	22,500,712
		495,969,908
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $477,730,149)		498,617,284
U.S. TREASURY SECURITIES — 30.9%
U.S. Treasury Bonds, 11.25%, 2/15/15(2)	20,500,000	28,408,511
U.S. Treasury Bonds, 10.625%, 8/15/15(2)	11,500,000	16,011,059
U.S. Treasury Bonds, 8.125%, 8/15/19(2)	7,600,000	10,589,536
U.S. Treasury Bonds, 8.125%, 8/15/21(2)	14,247,000	20,290,848
U.S. Treasury Bonds, 7.125%, 2/15/23(2)	10,700,000	14,373,107
U.S. Treasury Bonds, 6.625%, 2/15/27(2)	4,500,000	5,919,610
U.S. Treasury Bonds, 5.50%, 8/15/28(2)	5,000,000	5,892,190
U.S. Treasury Bonds, 5.25%, 2/15/29(2)	10,000,000	11,470,310
U.S. Treasury Bonds, 3.50%, 2/15/39(2)	12,000,000	10,342,500
U.S. Treasury Bonds, 4.25%, 5/15/39(2)	9,500,000	9,360,473
U.S. Treasury Bonds, 4.375%, 11/15/39(2)	9,700,000	9,753,049
U.S. Treasury Bonds, 4.625%, 2/15/40(2)	14,000,000	14,667,184
U.S. Treasury Notes, 0.75%, 11/30/11(2)	7,500,000	7,530,765
U.S. Treasury Notes, 0.875%, 1/31/12(2)	10,000,000	10,057,420
U.S. Treasury Notes, 0.75%, 5/31/12(2)	15,000,000	15,073,905
U.S. Treasury Notes, 4.125%, 8/31/12(2)	5,650,000	5,989,441
U.S. Treasury Notes, 1.375%, 9/15/12(2)	5,000,000	5,073,245
U.S. Treasury Notes, 0.625%, 12/31/12	15,000,000	15,010,545
U.S. Treasury Notes, 1.125%, 6/15/13(2)	30,000,000	30,250,680
U.S. Treasury Notes, 1.875%, 4/30/14(2)	25,000,000	25,572,275
U.S. Treasury Notes, 2.125%, 11/30/14(2)	10,000,000	10,245,310
U.S. Treasury Notes, 1.25%, 9/30/15(2)	8,300,000	8,054,245
U.S. Treasury Notes, 2.125%, 12/31/15(2)	7,500,000	7,541,018
U.S. Treasury Notes, 4.875%, 8/15/16(2)	14,000,000	15,958,908
U.S. Treasury Notes, 3.25%, 12/31/16(2)	5,000,000	5,238,280
U.S. Treasury Notes, 4.75%, 8/15/17(2)	28,950,000	32,833,382
U.S. Treasury Notes, 4.00%, 8/15/18(2)	12,085,000	13,098,061
U.S. Treasury Notes, 3.625%, 8/15/19(2)	5,000,000	5,224,220
U.S. Treasury Notes, 3.625%, 2/15/20(2)	15,000,000	15,569,535
U.S. Treasury Notes, 2.625%, 8/15/20(2)	10,500,000	9,956,132
TOTAL U.S. TREASURY SECURITIES
(Cost $384,822,800)		395,355,744
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 19.7%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 7.2%
FHLMC, 1.625%, 4/15/13(2)	10,000,000	10,180,990
FHLMC, 2.875%, 2/9/15(2)	5,000,000	5,210,695

Government Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FHLMC, 1.75%, 9/10/15	$10,000,000	$ 9,840,250
FHLMC, 5.00%, 2/16/17(2)	5,000,000	5,637,045
FHLMC, 5.125%, 11/17/17(2)	5,000,000	5,701,920
FHLMC, 4.875%, 6/13/18(2)	5,000,000	5,600,510
FNMA, 2.75%, 3/13/14(2)	10,000,000	10,460,130
FNMA, 1.625%, 10/26/15	5,000,000	4,878,995
FNMA, 5.00%, 2/13/17(2)	13,500,000	15,253,299
FNMA, 5.375%, 6/12/17(2)	6,500,000	7,494,324
FNMA, 6.625%, 11/15/30(2)	9,500,000	12,022,887
		92,281,045
GOVERNMENT-BACKED CORPORATE BONDS(4) — 12.5%
Ally Financial, Inc., 1.75%, 10/30/12(2)	14,000,000	14,254,352
Ally Financial, Inc., 2.20%, 12/19/12(2)	5,150,000	5,299,499
Bank of America Corp., 2.10%, 4/30/12(2)	3,500,000	3,573,840
Bank of America Corp., 3.125%, 6/15/12(2)	18,800,000	19,478,360
Citigroup Funding, Inc., 2.125%, 7/12/12(2)	4,000,000	4,092,280
Citigroup Funding, Inc., 1.875%, 10/22/12	2,000,000	2,040,956
Citigroup Funding, Inc., 1.875%, 11/15/12(2)	8,000,000	8,164,984
General Electric Capital Corp., 2.25%, 3/12/12(2)	15,000,000	15,321,915
General Electric Capital Corp., 2.625%, 12/28/12(2)	7,415,000	7,694,449
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(2)	5,000,000	5,192,315
HSBC USA, Inc., 3.125%, 12/16/11(2)	5,000,000	5,130,225
John Deere Capital Corp., 2.875%, 6/19/12(2)	3,950,000	4,082,756
JPMorgan Chase & Co., 2.20%, 6/15/12(2)	17,500,000	17,909,658
JPMorgan Chase & Co., 2.125%, 12/26/12(2)	5,000,000	5,140,200
Morgan Stanley, 2.00%, 9/22/11(2)	10,000,000	10,122,990
Morgan Stanley, 1.95%, 6/20/12(2)	10,000,000	10,210,450
State Street Corp., 2.15%, 4/30/12(2)	7,500,000	7,659,150
US Bancorp., 1.80%, 5/15/12	10,000,000	10,168,910
Wells Fargo & Co., 3.00%, 12/9/11(2)	4,500,000	4,609,242
		160,146,531
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $248,004,032)		252,427,576
COLLATERALIZED MORTGAGE OBLIGATIONS(1) — 10.2%
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.56%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(2)	1,180,748	1,183,856
FHLMC, Series 2685, Class ND SEQ, 4.00%, 10/15/18	5,000,000	5,292,844
FHLMC, Series 2706, Class BL SEQ, 3.50%, 11/15/18	5,000,000	5,155,092
FHLMC, Series 2706, Class EB, 5.00%, 9/15/20(2)	2,665,176	2,739,520
FHLMC, Series 2779, Class FM SEQ, VRN, 0.61%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(2)	1,547,636	1,554,803
FHLMC, Series 2784, Class HJ SEQ, 4.00%, 4/15/19	8,813,000	9,286,240
FHLMC, Series 2892, Class A SEQ, 5.00%, 5/15/21(2)	277,438	278,445
FHLMC, Series 3076, Class BM SEQ, 4.50%, 11/15/25	13,500,000	14,025,971
FHLMC, Series 3203, Class VN SEQ, 5.00%, 6/15/22(2)	10,000,000	10,672,114
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	5,328,390	5,353,111
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(2)	1,285,912	1,359,348
FNMA, Series 2003-10, Class HW SEQ, 5.00%, 11/25/16(2)	430,918	433,657

Government Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, Series 2003-42, Class FK, VRN, 0.66%, 1/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	$ 1,555,900	$ 1,564,870
FNMA, Series 2003-43, Class LF, VRN, 0.61%, 1/25/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(2)	3,000,744	3,014,919
FNMA, Series 2003-52, Class KF SEQ, VRN, 0.66%, 1/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(2)	2,158,253	2,167,462
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	7,800,000	8,270,097
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	9,300,000	9,941,300
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	5,485,000	5,863,450
FNMA, Series 2005-47, Class AN SEQ, 5.00%, 12/25/16(2)	213,973	215,870
FNMA, Series 2005-121, Class V SEQ, 4.50%, 6/25/29	12,101,847	12,670,676
FNMA, Series 2010-39, Class VN SEQ, 5.00%, 10/25/39	8,900,000	9,535,008
GNMA, Series 2004-30, Class PD, 5.00%, 2/20/33(2)	12,000,000	12,861,703
GNMA, Series 2010-60, Class DY SEQ, 4.00%, 5/16/25	5,000,000	4,966,909
NCUA Guaranteed Notes, Series 2010 C1, Class A2 SEQ, 2.90%, 10/29/20	2,075,000	2,020,733
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $126,584,141)		130,427,998
TEMPORARY CASH INVESTMENTS — 3.2%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(2)	2,990,966	2,990,966
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $39,525,149), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $38,695,258)		38,695,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $41,685,966)		41,685,966
TOTAL INVESTMENT SECURITIES — 103.0%
(Cost $1,278,827,088)		1,318,514,568
OTHER ASSETS AND LIABILITIES — (3.0)%		(38,910,235)
TOTAL NET ASSETS — 100.0%		$1,279,604,333

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
299	U.S. Long Bond	March 2011	$36,515,375	$(1,519,160)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
985	U.S. Treasury 2-Year Notes	March 2011	$215,622,656	$542,258

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
NCUA	-	National Credit Union Administration

Government Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Final maturity date indicated, unless otherwise noted.
(2)	Security, or a portion thereof, has been segregated for forward commitments and futures contracts. At the period end, the aggregate value of securities pledged was $288,783,000.
(3)	Forward commitment.
(4)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Government Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	–	$498,617,284	–
U.S. Treasury Securities	–	395,355,744	–
U.S. Government Agency Securities and Equivalents	–	252,427,576	–
Collateralized Mortgage Obligations	–	130,427,998	–
Temporary Cash Investments	$2,990,966	38,695,000	–
Total Value of Investment Securities	$2,990,966	$1,315,523,602	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Futures Contracts	$(976,902)	–	–

Government Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,279,128,509
Gross tax appreciation of investments	$45,045,663
Gross tax depreciation of investments	(5,659,604)
Net tax appreciation (depreciation) of investments	$39,386,059

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Inflation-Adjusted Bond Fund

December 31, 2010

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 87.7%
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25(1)	$203,324,578	$226,770,546
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	172,784,192	183,893,697
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27(1)	110,811,853	123,425,344
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28(1)	40,236,033	41,059,625
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28(1)	124,725,209	161,392,424
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29(1)	71,029,500	80,818,289
U.S. Treasury Inflation Indexed Bonds, 3.875%, 4/15/29(1)	149,604,605	201,113,021
U.S. Treasury Inflation Indexed Bonds, 3.375%, 4/15/32(1)	41,071,923	53,210,606
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40(1)	91,688,259	97,404,472
U.S. Treasury Inflation Indexed Notes, 3.375%, 1/15/12(1)	54,473,259	56,979,901
U.S. Treasury Inflation Indexed Notes, 2.00%, 4/15/12(1)	72,967,737	75,675,497
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12(1)	143,445,149	152,477,747
U.S. Treasury Inflation Indexed Notes, 0.625%, 4/15/13(1)	49,254,100	50,781,765
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/13(1)	57,784,541	61,662,403
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14(1)	197,637,380	212,367,491
U.S. Treasury Inflation Indexed Notes, 1.25%, 4/15/14(1)	42,887,760	45,142,713
U.S. Treasury Inflation Indexed Notes, 2.00%, 7/15/14(1)	147,240,801	159,307,626
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/15(1)	192,239,887	205,231,074
U.S. Treasury Inflation Indexed Notes, 0.50%, 4/15/15(1)	34,818,090	35,634,156
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/15(1)	145,528,059	157,829,691
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16(1)	143,913,364	156,888,017
U.S. Treasury Inflation Indexed Notes, 2.50%, 7/15/16(1)	108,326,075	121,714,528
U.S. Treasury Inflation Indexed Notes, 2.375%, 1/15/17(1)	98,789,838	110,212,413
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17(1)	59,200,647	67,447,120
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18(1)	86,415,445	92,579,285
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18(1)	15,163,902	16,001,465
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19(1)	88,421,424	97,968,197
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19(1)	36,363,360	39,587,772
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20(1)	104,376,480	108,616,775
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20(1)	217,021,068	222,514,522
TOTAL U.S. TREASURY SECURITIES
(Cost $3,213,542,805)		3,415,708,182
CORPORATE BONDS — 6.2%
AEROSPACE & DEFENSE — 0.1%
L-3 Communications Corp., 5.20%, 10/15/19(1)	900,000	916,562
United Technologies Corp., 5.70%, 4/15/40(1)	3,290,000	3,599,914
		4,516,476
BEVERAGES — 0.4%
Anheuser-Busch InBev Worldwide, Inc., 6.875%, 11/15/19(2)	3,120,000	3,725,477
Anheuser-Busch InBev Worldwide, Inc., 5.375%, 1/15/20(1)	4,030,000	4,374,722
Coca-Cola Co. (The), 3.625%, 3/15/14(1)	2,440,000	2,584,436
Coca-Cola Co. (The), 3.15%, 11/15/20	2,650,000	2,491,654
Coca-Cola Refreshments USA, Inc., 4.25%, 3/1/15(1)	2,490,000	2,685,814
		15,862,103
BIOTECHNOLOGY — 0.1%
Amgen, Inc., 5.85%, 6/1/17(1)	2,590,000	2,960,484
CAPITAL MARKETS — 0.6%
Credit Suisse (New York), 5.50%, 5/1/14(1)	3,710,000	4,071,688
Credit Suisse (New York), 5.30%, 8/13/19(1)	3,240,000	3,428,238

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Credit Suisse AG, 5.40%, 1/14/20(1)	$ 980,000	$ 1,002,626
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(1)	3,980,000	4,647,876
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20(1)	2,000,000	2,070,462
Morgan Stanley, 4.20%, 11/20/14(1)	3,230,000	3,302,814
Morgan Stanley, 7.30%, 5/13/19(1)	3,190,000	3,596,495
		22,120,199
CHEMICALS — 0.1%
Dow Chemical Co. (The), 2.50%, 2/15/16(1)	1,380,000	1,328,567
Dow Chemical Co. (The), 8.55%, 5/15/19(1)	1,560,000	1,958,128
Dow Chemical Co. (The), 4.25%, 11/15/20(1)	2,210,000	2,125,361
		5,412,056
COMMERCIAL BANKS — 0.1%
PNC Bank N.A., 6.00%, 12/7/17(1)	1,200,000	1,307,067
PNC Funding Corp., 3.625%, 2/8/15(1)	980,000	1,014,235
		2,321,302
COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc., 5.90%, 2/15/39(1)	4,400,000	4,890,552
CONSUMER FINANCE — 0.2%
General Electric Capital Corp., 3.75%, 11/14/14(1)	4,640,000	4,800,753
General Electric Capital Corp., 5.625%, 9/15/17(1)	200,000	219,608
General Electric Capital Corp., 6.00%, 8/7/19(1)	1,350,000	1,504,550
General Electric Capital Corp., 4.375%, 9/16/20(1)	1,200,000	1,183,296
John Deere Capital Corp., 4.90%, 9/9/13(1)	1,500,000	1,636,557
		9,344,764
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Bank of America Corp., 6.50%, 8/1/16(1)	4,570,000	4,964,693
Citigroup, Inc., 6.01%, 1/15/15(1)	4,340,000	4,765,376
		9,730,069
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
AT&T, Inc., 6.70%, 11/15/13(1)	1,820,000	2,069,196
AT&T, Inc., 6.55%, 2/15/39(1)	3,250,000	3,549,335
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 2/1/14(1)	2,320,000	2,560,099
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18(1)	1,560,000	2,044,430
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(1)	3,900,000	4,618,903
Verizon Communications, Inc., 6.10%, 4/15/18(1)	3,970,000	4,516,339
		19,358,302
ELECTRIC UTILITIES — 0.2%
Duke Energy Ohio, Inc., 2.10%, 6/15/13(1)	1,950,000	1,988,828
Exelon Generation Co. LLC, 4.00%, 10/1/20(1)	1,900,000	1,781,611
FirstEnergy Solutions Corp., 6.05%, 8/15/21(1)	2,600,000	2,676,113
		6,446,552
FOOD & STAPLES RETAILING — 0.2%
Wal-Mart Stores, Inc., 2.875%, 4/1/15(1)	2,040,000	2,094,727
Wal-Mart Stores, Inc., 3.25%, 10/25/20(1)	5,280,000	4,972,646
		7,067,373
FOOD PRODUCTS — 0.3%
Kraft Foods, Inc., 5.375%, 2/10/20(1)	6,970,000	7,515,173
Kraft Foods, Inc., 6.50%, 2/9/40(1)	2,450,000	2,755,057
Mead Johnson Nutrition Co., 5.90%, 11/1/39(1)	1,300,000	1,350,584
		11,620,814
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Medtronic, Inc., 3.00%, 3/15/15(1)	5,770,000	5,926,909

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Stryker Corp., 3.00%, 1/15/15(1)	$ 1,450,000	$ 1,482,904
		7,409,813
INDUSTRIAL CONGLOMERATES — 0.1%
General Electric Co., 5.25%, 12/6/17(1)	2,970,000	3,212,554
INSURANCE(3)
Prudential Financial, Inc., 2.75%, 1/14/13(1)	1,300,000	1,324,379
INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc., 3.25%, 10/15/20(1)	4,390,000	4,091,844
MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(1)	1,950,000	2,068,889
MEDIA — 0.7%
CBS Corp., 5.75%, 4/15/20(1)	3,300,000	3,513,117
Comcast Corp., 5.90%, 3/15/16(1)	1,880,000	2,107,096
Comcast Corp., 5.15%, 3/1/20(1)	3,970,000	4,177,488
DirecTV Holdings LLC, 3.55%, 3/15/15(1)	3,300,000	3,355,800
NBC Universal, Inc., 5.15%, 4/30/20(1)(2)	2,000,000	2,077,078
NBC Universal, Inc., 4.375%, 4/1/21(2)	3,600,000	3,501,299
News America, Inc., 6.90%, 8/15/39(1)	3,630,000	4,169,999
Time Warner Cable, Inc., 8.25%, 2/14/14(1)	1,210,000	1,405,500
Time Warner, Inc., 4.875%, 3/15/20(1)	3,270,000	3,411,862
		27,719,239
METALS & MINING — 0.1%
Anglo American Capital plc, 4.45%, 9/27/20(1)(2)	630,000	641,024
Newmont Mining Corp., 6.25%, 10/1/39(1)	3,700,000	4,037,018
		4,678,042
MULTI-UTILITIES — 0.3%
Dominion Resources, Inc., 6.40%, 6/15/18(1)	4,250,000	4,952,160
Pacific Gas & Electric Co., 6.25%, 12/1/13(1)	1,820,000	2,041,630
Pacific Gas & Electric Co., 5.80%, 3/1/37(1)	2,050,000	2,180,122
PG&E Corp., 5.75%, 4/1/14(1)	1,380,000	1,511,609
Sempra Energy, 6.50%, 6/1/16(1)	1,250,000	1,452,820
		12,138,341
OFFICE ELECTRONICS — 0.1%
Xerox Corp., 6.35%, 5/15/18(1)	2,430,000	2,743,288
OIL, GAS & CONSUMABLE FUELS — 0.7%
Chevron Corp., 3.95%, 3/3/14	2,440,000	2,606,791
ConocoPhillips, 4.75%, 2/1/14(1)	5,990,000	6,511,388
Enterprise Products Operating LLC, 3.70%, 6/1/15(1)	2,500,000	2,581,535
Enterprise Products Operating LLC, 6.45%, 9/1/40(1)	2,000,000	2,166,332
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20(1)	3,930,000	4,088,304
Shell International Finance BV, 4.30%, 9/22/19(1)	3,240,000	3,384,015
Talisman Energy, Inc., 7.75%, 6/1/19(1)	1,700,000	2,102,113
Williams Partners LP, 5.25%, 3/15/20(1)	1,330,000	1,381,189
Williams Partners LP, 4.125%, 11/15/20(1)	1,690,000	1,603,938
		26,425,605
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co., 9.375%, 5/15/19(1)	840,000	1,082,141
International Paper Co., 7.30%, 11/15/39(1)	1,920,000	2,194,817
		3,276,958
PHARMACEUTICALS — 0.1%
Abbott Laboratories, 5.30%, 5/27/40(1)	1,880,000	1,938,297

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

Roche Holdings, Inc., 6.00%, 3/1/19(1)(2)	$ 2,130,000	$ 2,480,926
		4,419,223
ROAD & RAIL — 0.1%
Union Pacific Corp., 7.875%, 1/15/19(1)	3,310,000	4,136,719
SOFTWARE — 0.3%
Adobe Systems, Inc., 3.25%, 2/1/15(1)	4,800,000	4,894,526
Oracle Corp., 5.75%, 4/15/18(1)	5,000,000	5,728,365
		10,622,891
SPECIALTY RETAIL — 0.1%
Lowe's Cos., Inc., 2.125%, 4/15/16(1)	3,310,000	3,241,053
WIRELESS TELECOMMUNICATION SERVICES(3)
America Movil SAB de CV, 5.00%, 3/30/20(1)	1,350,000	1,410,005
TOTAL CORPORATE BONDS
(Cost $231,151,769)		240,569,889
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	8,577,354	8,857,074
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	8,201,793	8,652,293
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(1)	5,803,780	5,864,520
Banc of America Mortgage Securities, Inc., Series 2004-8, Class 5A1, 6.50%, 5/25/32(1)	6,121,892	6,438,434
Cendant Mortgage Corp., Series 2003-6, Class A3, 5.25%, 7/25/33(1)	7,500,000	7,675,736
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	7,435,069	7,763,097
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(1)	10,532,781	11,070,037
Wamu Mortgage Pass-Through Certificates, Series 2003 S11, Class 3A5, 5.95%, 11/25/33(1)	7,417,125	7,855,180
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-11, Class 1A10 SEQ, 4.75%, 10/25/18(1)	9,750,000	10,162,737
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A14, 5.25%, 1/25/34(1)	8,211,086	8,514,913
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(1)	7,943,960	8,353,956
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	7,570,794	7,835,234
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $99,575,450)		99,043,211
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.4%
Credit Suisse Mortgage Capital Certificates, Series 2007 TF2A, Class A1, VRN, 0.44%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.18% with no caps(1)(2)	9,740,075	$9,116,294
Greenwich Capital Commercial Funding Corp., Series 2005 GG3, Class A4, VRN, 4.80%, 1/3/11(1)	2,700,000	2,852,930
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A4 SEQ, 4.96%, 8/10/38(1)	10,659,000	11,057,761
GS Mortgage Securities Corp. II, Series 2004 GG2, Class A6 SEQ, VRN, 5.40%, 1/3/11(1)	10,400,000	11,180,348
GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4 SEQ, 4.75%, 7/10/39(1)	5,700,000	5,885,301

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

GS Mortgage Securities Corp. II, Series 2005 GG4, Class A4A SEQ, 4.75%, 7/10/39(1)	7,875,000	8,313,155
LB-UBS Commercial Mortgage Trust, Series 2004 C1, Class A4 SEQ, 4.57%, 1/15/31(1)	$ 4,500,000	$ 4,702,018
LB-UBS Commercial Mortgage Trust, Series 2005 C5, Class AM, VRN, 5.02%, 1/11/11(1)	7,500,000	7,694,775
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2007 LLFA, Class A1, VRN, 0.56%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.30% with no caps(1)(2)	8,918,576	8,491,635
Wachovia Bank Commercial Mortgage Trust, Series 2003 C3, Class A2 SEQ, 4.87%, 2/15/35(1)	6,600,000	6,926,033
Wachovia Bank Commercial Mortgage Trust, Series 2005 C20, Class A6A, VRN, 5.11%, 1/3/11(1)	5,100,000	5,320,981
Wachovia Bank Commercial Mortgage Trust, Series 2006 C23, Class A4, VRN, 5.42%, 1/3/11(1)	12,000,000	12,873,197
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $93,841,823)		94,414,428
MUNICIPAL SECURITIES — 0.1%
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(1)	1,710,000	1,717,883
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(1)	295,000	259,650
Texas GO, (Building Bonds), 5.52%, 4/1/39(1)	1,750,000	1,792,175
TOTAL MUNICIPAL SECURITIES
(Cost $3,752,667)		3,769,708
SOVEREIGN GOVERNMENTS & AGENCIES — 0.1%
ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(1)
(Cost $3,356,488)	3,280,000	3,202,713
TEMPORARY CASH INVESTMENTS — 0.3%
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares(1)	418	418
Repurchase Agreement, Bank of America Securities, LLC, (collateralized by various U.S. Treasury obligations, 3.125%, 9/30/13, valued at $10,128,735), in a joint trading account at 0.08%, dated 12/31/10, due 1/3/11 (Delivery value $9,916,066)		9,916,000
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $9,916,418)		9,916,418
TOTAL INVESTMENT SECURITIES — 99.3%
(Cost $3,655,137,420)		3,866,624,549
OTHER ASSETS AND LIABILITIES — 0.7%		25,876,076
TOTAL NET ASSETS — 100.0%		$3,892,500,625

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
1,149	U.S. Long Bond	March 2011	$140,321,625	$(5,837,841)
491	U.S. Treasury 10-Year Notes	March 2011	59,134,813	(2,117,855)
			$199,456,438	$(7,955,696)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)

3,791	U.S. Treasury 2-Year Notes	March 2011	$829,873,594	$2,087,006

SWAP AGREEMENTS
Notional Amount	Description of Agreement	Premiums Paid (Received)	Value
TOTAL RETURN
$44,200,000	Pay a fixed rate equal to 1.13 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires January 2012.	–	$(1,255,356)
32,000,000	Pay a fixed rate equal to 0.12 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires January 2015.	–	(876,872)
24,000,000	Pay a fixed rate equal to 1.31 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires April 2017.	–	(1,535,032)
4,000,000	Pay a fixed rate equal to 0.21 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2018.	–	(65,348)
8,700,000	Pay a fixed rate equal to 0.25 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2019.	–	(146,551)
32,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires December 2019.	–	(823,707)
50,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	(956,898)
24,000,000	Pay a fixed rate equal to 0.30 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires March 2020.	–	(492,282)
4,500,000	Pay a fixed rate equal to 0.37 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires April 2022.	–	(49,533)
58,300,000	Pay a fixed rate equal to 1.77 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Barclays Bank plc. Expires December 2027.	–	(2,195,488)
7,600,000	Pay a fixed rate equal to 0.81 multiplied by the notional amount and receive the return of the U.S. CPI Urban Consumers NSA Index upon the termination date with Bank of America N.A. Expires February 2030.	–	(242,151)
		–	$(8,639,218)

Notes to Schedule of Investments
CPI	-	Consumer Price Index
GO	-	General Obligation
LB-UBS	-	Lehman Brothers, Inc. — UBS AG
LIBOR	-	London Interbank Offered Rate
MASTR	-	Mortgage Asset Securitization Transactions, Inc.

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

NSA	-	Not Seasonally Adjusted
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts and swap agreements. At the period end, the aggregate value of securities pledged was $1,037,970,000.
(2)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $30,033,733, which represented 0.8% of total net assets.

(3)	Category is less than 0.05% of total net assets.
(4)	Final maturity date indicated, unless otherwise noted.

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •    Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •    Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •    Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$3,415,708,182	–
Corporate Bonds	–	240,569,889	–
Collateralized Mortgage Obligations	–	99,043,211	–
Commercial Mortgage-Backed Securities	–	94,414,428	–
Municipal Securities	–	3,769,708	–
Sovereign Governments & Agencies	–	3,202,713	–
Temporary Cash Investments	$418	9,916,000	–
Total Value of Investment Securities	$418	$3,866,624,131	–
Other Financial Instruments
Futures Contracts	$(5,868,690)	–	–
Swap Agreements	–	$(8,639,218)	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(5,868,690)	$(8,639,218)	–

Inflation-Adjusted Bond – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,658,537,749
Gross tax appreciation of investments	$213,069,072
Gross tax depreciation of investments	(4,982,272)
Net tax appreciation (depreciation) of investments	$208,086,800

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

Short-Term Government Fund

December 31, 2010

Short-Term Government – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

U.S. TREASURY SECURITIES — 53.6%
U.S. Treasury Notes, 1.00%, 10/31/11(1)	$40,000,000	$40,240,640
U.S. Treasury Notes, 0.75%, 11/30/11(1)	40,000,000	40,164,080
U.S. Treasury Notes, 1.125%, 1/15/12(1)	10,000,000	10,081,640
U.S. Treasury Notes, 0.75%, 5/31/12(1)	30,000,000	30,147,810
U.S. Treasury Notes, 1.875%, 6/15/12(1)	90,000,000	91,908,990
U.S. Treasury Notes, 0.375%, 8/31/12(1)	20,000,000	19,967,200
U.S. Treasury Notes, 1.375%, 9/15/12(1)	25,000,000	25,366,225
U.S. Treasury Notes, 1.375%, 11/15/12(1)	95,000,000	96,432,410
U.S. Treasury Notes, 1.375%, 1/15/13(1)	25,000,000	25,384,775
U.S. Treasury Notes, 1.375%, 3/15/13(1)	80,000,000	81,181,280
U.S. Treasury Notes, 1.375%, 5/15/13(1)	20,000,000	20,290,740
U.S. Treasury Notes, 0.75%, 9/15/13(1)	13,000,000	12,960,389
U.S. Treasury Notes, 1.875%, 4/30/14(1)	10,000,000	10,228,910
U.S. Treasury Notes, 2.375%, 8/31/14(1)	5,000,000	5,180,470
U.S. Treasury Notes, 2.625%, 12/31/14(1)	2,500,000	2,607,228
U.S. Treasury Notes, 1.25%, 9/30/15(1)	15,602,000	15,140,040
TOTAL U.S. TREASURY SECURITIES
(Cost $523,049,160)		527,282,827
U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS — 29.8%
FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 9.8%
FHLMC, 2.125%, 9/21/12(1)	17,000,000	17,442,510
FHLMC, 0.625%, 12/28/12	10,000,000	9,986,700
FHLMC, 1.625%, 4/15/13(1)	25,000,000	25,452,475
FHLMC, 2.875%, 2/9/15(1)	20,000,000	20,842,780
FHLMC, 1.75%, 9/10/15	10,000,000	9,840,250
FNMA, 1.00%, 9/23/13	13,000,000	12,989,028
		96,553,743
GOVERNMENT-BACKED CORPORATE BONDS(2) — 20.0%
Ally Financial, Inc., 1.75%, 10/30/12(1)	13,000,000	13,236,184
Ally Financial, Inc., 2.20%, 12/19/12(1)	9,500,000	9,775,776
Bank of America Corp., 2.10%, 4/30/12(1)	5,000,000	5,105,485
Bank of America Corp., 3.125%, 6/15/12(1)	17,000,000	17,613,411
Citibank N.A., 1.75%, 12/28/12	10,000,000	10,207,300
Citigroup Funding, Inc., 1.875%, 10/22/12	5,000,000	5,102,390
FDIC Structured Sale Guaranteed Notes, Series A1, 1.05%, 10/25/11(3)	3,000,000	2,983,770
General Electric Capital Corp., 2.25%, 3/12/12(1)	15,000,000	15,321,915
General Electric Capital Corp., 2.625%, 12/28/12(1)	14,780,000	15,337,014
Goldman Sachs Group, Inc. (The), 2.15%, 3/15/12(1)	10,000,000	10,197,740
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12(1)	6,500,000	6,750,009
HSBC USA, Inc., 3.125%, 12/16/11(1)	7,000,000	7,182,315
John Deere Capital Corp., 2.875%, 6/19/12(1)	5,000,000	5,168,045
JPMorgan Chase & Co., 2.125%, 6/22/12(1)	10,000,000	10,226,960
JPMorgan Chase & Co., 2.125%, 12/26/12(1)	16,000,000	16,448,640
Morgan Stanley, 2.00%, 9/22/11(1)	10,000,000	10,122,990
Morgan Stanley, 3.25%, 12/1/11(1)	10,000,000	10,262,490
Morgan Stanley, 1.95%, 6/20/12(1)	5,000,000	5,105,225
State Street Corp., 2.15%, 4/30/12(1)	5,000,000	5,106,100

Short-Term Government – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

US Bancorp., 1.80%, 5/15/12	$15,000,000	$ 15,253,365
		196,507,124
TOTAL U.S. GOVERNMENT AGENCY SECURITIES AND EQUIVALENTS
(Cost $289,152,589)		293,060,867
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 10.3%
FHLMC, Series 2430, Class QC, 5.50%, 2/15/17(1)	7,997,064	8,599,242
FHLMC, Series 2624, Class FE SEQ, VRN, 0.56%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.00%(1)	3,135,653	3,147,610
FHLMC, Series 2625, Class FJ SEQ, VRN, 0.56%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 7.50%(1)	2,007,271	2,012,554
FHLMC, Series 2631, Class PC, 4.50%, 3/15/16(1)	1,853,544	1,864,807
FHLMC, Series 2650, Class PN, 4.50%, 12/15/32	12,050,947	12,843,229
FHLMC, Series 2688, Class DE SEQ, 4.50%, 2/15/20(1)	880,591	889,478
FHLMC, Series 2699, Class TG SEQ, 4.00%, 5/15/17(1)	1,065,020	1,101,571
FHLMC, Series 2718, Class FW, VRN, 0.61%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	4,591,473	4,604,054
FHLMC, Series 2779, Class FM SEQ, VRN, 0.61%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	1,547,636	1,554,803
FHLMC, Series 2827, Class F, VRN, 0.61%, 1/18/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 7.50%(1)	2,252,657	2,255,791
FHLMC, Series 3562, Class KB SEQ, 4.00%, 11/15/22(1)	7,517,962	7,847,796
FHLMC, Series 3601, Class AB SEQ, 1.25%, 11/15/12	4,406,169	4,426,611
FNMA, Series 2002-5, Class PJ, 6.00%, 10/25/21(1)	1,285,912	1,359,348
FNMA, Series 2003-3, Class HA SEQ, 5.00%, 9/25/16(1)	56,839	56,906
FNMA, Series 2003-17, Class FN, VRN, 0.56%, 1/25/11, resets monthly off the 1-month LIBOR plus 0.30% with a cap of 8.50%(1)	6,035,890	6,072,143
FNMA, Series 2003-24, Class BF SEQ, VRN, 0.61%, 1/25/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	1,164,682	1,166,611
FNMA, Series 2003-29, Class L SEQ, 5.00%, 9/25/30(1)	904,638	925,451
FNMA, Series 2003-35, Class KC SEQ, 4.50%, 4/25/17(1)	766,123	783,551
FNMA, Series 2003-42, Class FK, VRN, 0.66%, 1/25/11, resets monthly off the 1-month LIBOR plus 0.40% with a cap of 7.50%(1)	2,333,850	2,347,305
FNMA, Series 2003-43, Class LF, VRN, 0.61%, 1/25/11, resets monthly off the 1-month LIBOR plus 0.35% with a cap of 8.00%(1)	3,000,744	3,014,919
FNMA, Series 2003-108, Class BE SEQ, 4.00%, 11/25/18	2,717,000	2,877,246
FNMA, Series 2003-123, Class AY SEQ, 4.00%, 12/25/18	6,200,000	6,573,667
FNMA, Series 2003-125, Class AY SEQ, 4.00%, 12/25/18	5,000,000	5,287,707
FNMA, Series 2003-128, Class NG, 4.00%, 1/25/19	3,000,000	3,185,325
FNMA, Series 2004-17, Class CJ SEQ, 4.00%, 4/25/19	7,200,000	7,696,490
FNMA, Series 2004-32, Class AY SEQ, 4.00%, 5/25/19	4,100,000	4,382,889
FNMA, Series 2005-53, Class WC SEQ, 5.00%, 8/25/18(1)	1,375,158	1,412,511
FNMA, Series 2006-4, Class A SEQ, 6.00%, 11/25/22(1)	644,617	655,178
FNMA, Series 2006-77, Class PD, 6.50%, 10/25/30(1)	756,707	769,898
GNMA, Series 2009-61, Class PA, 5.00%, 2/16/32	1,224,239	1,272,266
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $100,356,882)		100,986,957
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 2.1%
ADJUSTABLE-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 1.6%
FHLMC, VRN, 3.13%, 2/1/11(1)	45,684	45,695

Short-Term Government – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FHLMC, VRN, 3.01%, 3/1/11(1)	$ 60,681	$ 61,060
FHLMC, VRN, 2.31%, 6/1/11(1)	143,384	143,345
FHLMC, VRN, 4.17%, 7/1/11(1)	1,439,343	1,512,336
FHLMC, VRN, 6.33%, 9/1/11(1)	6,529,100	6,904,646
FNMA, VRN, 4.85%, 1/3/11(1)	35,470	37,191
FNMA, VRN, 2.375%, 2/1/11(1)	9,265	9,267
FNMA, VRN, 3.22%, 2/1/11(1)	36,309	36,751
FNMA, VRN, 3.40%, 2/1/11(1)	11,954	12,246
FNMA, VRN, 7.49%, 2/1/11(1)	9,306	9,818
FNMA, VRN, 2.18%, 3/1/11(1)	1,831,704	1,896,445
FNMA, VRN, 5.67%, 3/1/11(1)	3,645,027	3,820,333
FNMA, VRN, 6.18%, 3/1/11(1)	5,949	5,943
FNMA, VRN, 2.34%, 4/1/11(1)	20,414	20,956
FNMA, VRN, 2.38%, 4/1/11(1)	48,933	50,629
FNMA, VRN, 2.45%, 4/1/11(1)	56,325	56,526
FNMA, VRN, 2.75%, 4/1/11(1)	32,452	34,287
FNMA, VRN, 2.03%, 5/1/11(1)	64,928	66,970
FNMA, VRN, 2.33%, 5/1/11(1)	51,734	53,655
FNMA, VRN, 3.81%, 5/1/11(1)	13,922	14,577
FNMA, VRN, 4.40%, 5/1/11(1)	150,793	158,564
FNMA, VRN, 4.34%, 6/1/11(1)	70,836	73,762
FNMA, VRN, 2.49%, 7/1/11(1)	42,676	44,559
FNMA, VRN, 2.79%, 7/1/11(1)	14,393	14,502
FNMA, VRN, 2.28%, 8/1/11(1)	179,352	186,296
FNMA, VRN, 2.08%, 9/1/11(1)	33,096	33,765
FNMA, VRN, 2.49%, 9/1/11(1)	20,857	21,751
FNMA, VRN, 3.76%, 10/1/11(1)	570,267	597,332
FNMA, VRN, 3.875%, 1/1/12(1)	10,965	11,280
GNMA, VRN, 3.875%, 4/1/11(1)	74,294	76,792
GNMA, VRN, 3.375%, 7/1/11(1)	533	550
GNMA, VRN, 3.375%, 7/1/11(1)	14,923	15,396
GNMA, VRN, 3.625%, 1/2/12(1)	19,670	20,311
		16,047,536
FIXED-RATE U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 0.5%
FHLMC, 6.50%, 5/1/11(1)	9,568	10,432
FHLMC, 6.50%, 12/1/12(1)	58,756	63,977
FHLMC, 6.00%, 2/1/13(1)	159,698	173,021
FHLMC, 7.00%, 11/1/13(1)	11,750	12,567
FHLMC, 7.00%, 12/1/14(1)	18,498	20,063
FHLMC, 6.00%, 1/1/15(1)	561,113	610,386
FHLMC, 7.50%, 5/1/16(1)	208,457	227,639
FHLMC, 5.50%, 11/1/17(1)	687,835	738,563
FNMA, 8.00%, 5/1/12(1)	8,281	8,777
FNMA, 6.50%, 1/1/13(1)	242,794	254,759
FNMA, 6.50%, 3/1/13(1)	2,673	2,913
FNMA, 6.00%, 6/1/13(1)	29,502	32,065
FNMA, 6.50%, 6/1/13(1)	1,394	1,520
FNMA, 6.00%, 1/1/14(1)	11,288	12,268
FNMA, 6.00%, 7/1/14(1)	93,520	101,644
FNMA, 5.50%, 4/1/16(1)	214,134	230,663
FNMA, 7.00%, 5/1/32(1)	331,330	377,946
FNMA, 7.00%, 5/1/32(1)	452,538	516,207

Short-Term Government – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)
Principal Amount	Value

FNMA, 7.00%, 6/1/32(1)	$ 96,534	$ 110,066
FNMA, 7.00%, 6/1/32(1)	650,387	741,892
FNMA, 7.00%, 8/1/32(1)	413,493	471,668
GNMA, 9.50%, 11/20/19(1)	8,445	9,881
		4,728,917
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES
(Cost $19,928,188)		20,776,453
TEMPORARY CASH INVESTMENTS — 6.0%
FHLB Discount Notes, 0.00%, 1/3/11(5)	29,855,000	29,855,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	28,923,903	28,923,903
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $58,778,901)		58,778,903
TOTAL INVESTMENT SECURITIES — 101.8%
(Cost $991,265,720)		1,000,886,007
OTHER ASSETS AND LIABILITIES — (1.8)%		(18,022,335)
TOTAL NET ASSETS — 100.0%		$982,863,672

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
534	U.S. Treasury 5-Year Notes	March 2011	$62,861,813	$(1,286,139)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
611	U.S. Treasury 2-Year Notes	March 2011	$133,751,719	$336,365

Notes to Schedule of Investments
Equivalent	-	Security whose principal payments are backed by the full faith and credit of the United States
FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
LIBOR	-	London Interbank Offered Rate
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $196,614,000.
(2)
The debt is guaranteed under the Federal Deposit Insurance Corporation's (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC's guarantee is the earlier of the maturity date of the debt or December 31, 2012.

Short-Term Government – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

(3)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $2,983,770, which represented 0.3% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.
(5)	The rate indicated is the yield to maturity at purchase.

Short-Term Government – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
U.S. Treasury Securities	–	$527,282,827	–
U.S. Government Agency Securities and Equivalents	–	293,060,867	–
Collateralized Mortgage Obligations	–	100,986,957	–
U.S. Government Agency Mortgage-Backed Securities	–	20,776,453	–
Temporary Cash Investments	$28,923,903	29,855,000	–
Total Value of Investment Securities	$28,923,903	$971,962,104	–
Other Financial Instruments
Total Unrealized Gain (Loss) on Future Contracts	$(949,774)	–	–

Short-Term Government – Schedule of Investments

DECEMBER 31, 2010 (UNAUDITED)

3. Federal Tax Information

As of December 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$991,287,506
Gross tax appreciation of investments	$10,857,853
Gross tax depreciation of investments	(1,259,352)
Net tax appreciation (depreciation) of investments	$9,598,501

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	February 25, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2011